ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Accounts payable	$ 282	$ 338
Operating accrued liabilities	139	188
Interest payable on non-recourse borrowings	122	113
Current portion of lease liabilities	29	29
BEPC exchangeable shares distributions payable	18	17
Income tax payable	20	23
Other	58	69
Total accounts payable and accrued liabilities	$ 668	$ 777